Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
% Change (+) in Assumption [Member] | Discount Rate [Member] | Plan A [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 4,500,166	$ 5,406,718	$ 6,246,875
Amount Change in Liability	$ (327,634)	$ (412,414)	$ (594,798)
Percentage of Change in Liability	(6.79%)	(7.09%)	(8.69%)
% Change (+) in Assumption [Member] | Discount Rate [Member] | Plan B [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 19,346
Amount Change in Liability	$ (2,469)
Percentage of Change in Liability	(11.32%)
% Change (+) in Assumption [Member] | Salary Increase Rate [Member] | Plan A [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 5,064,621	$ 6,141,412	$ 7,303,544
Amount Change in Liability	$ 236,821	$ 322,280	$ 461,871
Percentage of Change in Liability	4.91%	5.54%	6.75%
% Change (+) in Assumption [Member] | Salary Increase Rate [Member] | Plan B [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 24,176
Amount Change in Liability	$ 2,362
Percentage of Change in Liability	10.83%
% Change (+) in Assumption [Member] | Turnover Rate [Member] | Plan A [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 4,683,817	$ 5,596,605	$ 6,515,632
Amount Change in Liability	$ (143,983)	$ (222,526)	$ (326,041)
Percentage of Change in Liability	(2.98%)	(3.82%)	(4.77%)
% Change (+) in Assumption [Member] | Turnover Rate [Member] | Plan B [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 20,142
Amount Change in Liability	$ (1,672)
Percentage of Change in Liability	(7.67%)
% Change (+) in Assumption [Member] | Life Expectancy [Member] | Plan A [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 4,837,009	$ 5,832,121	$ 6,860,711
Amount Change in Liability	$ 9,207	$ 12,989	$ 19,038
Percentage of Change in Liability	0.19%	0.22%	0.28%
% Change (+) in Assumption [Member] | Life Expectancy [Member] | Plan B [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 21,887
Amount Change in Liability	$ 73
Percentage of Change in Liability	0.33%
% Change (-) in Assumption [Member] | Discount Rate [Member] | Plan A [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 5,201,435	$ 6,291,799	$ 7,540,239
Amount Change in Liability	$ 373,635	$ 472,667	$ 698,566
Percentage of Change in Liability	7.74%	8.12%	10.21%
% Change (-) in Assumption [Member] | Discount Rate [Member] | Plan B [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 24,710
Amount Change in Liability	$ 2,896
Percentage of Change in Liability	13.27%
% Change (-) in Assumption [Member] | Salary Increase Rate [Member] | Plan A [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 4,617,667	$ 5,534,865	$ 6,442,685
Amount Change in Liability	$ (210,133)	$ (284,267)	$ (398,988)
Percentage of Change in Liability	(4.35%)	(4.89%)	(5.83%)
% Change (-) in Assumption [Member] | Salary Increase Rate [Member] | Plan B [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 19,782
Amount Change in Liability	$ (2,032)
Percentage of Change in Liability	(9.32%)
% Change (-) in Assumption [Member] | Turnover Rate [Member] | Plan A [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 4,871,730	$ 5,905,978	$ 6,990,881
Amount Change in Liability	$ 43,930	$ 86,846	$ 149,208
Percentage of Change in Liability	0.91%	1.49%	218.00%
% Change (-) in Assumption [Member] | Turnover Rate [Member] | Plan B [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 22,799
Amount Change in Liability	$ 985
Percentage of Change in Liability	4.51%
% Change (-) in Assumption [Member] | Life Expectancy [Member] | Plan A [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 4,818,657	$ 5,806,228	$ 6,822,778
Amount Change in Liability	$ (9,143)	$ (12,904)	$ (18,895)
Percentage of Change in Liability	(0.19%)	(0.22%)	(0.28%)
% Change (-) in Assumption [Member] | Life Expectancy [Member] | Plan B [Member]
Provision for Employee Benefits (Details) - Schedule of significant actuarial assumption [Line Items]
Liability	$ 21,742
Amount Change in Liability	$ (72)
Percentage of Change in Liability	(0.33%)